Fees Summary	Sep. 11, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 0.00
Total Fee Amount	326,760.48
Total Transaction Valuation	2,366,114,983.20
Total Offset Amount	0.00
Net Fee	$ 326,760.48
Offering Table N/A
Offset Table N/A	N/A